Organization and Summary of Significant Accounting Policies - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current warrant and derivative liabilities	[1]	$ 68,518	$ 0
Payroll-related accruals		5,771	1,834
Other current liabilities		1,847	797
Accrued expenses and other current liabilities		$ 76,136	$ 2,631

[1]	Refer to Note 6 “Warrants and Derivatives” for further discussion.